Earnings (Loss) per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings (Loss) per share
Summary of earnings (loss) per share

		2020	2019
	2021	Restated*	Restated*
Loss after taxes from continuing operations (attributable to VIA optronics AG shareholders) in EUR	(11,756,084)	(4,919,484)	(14,419,176)
Weighted average of shares outstanding	4,530,701	3,398,330	2,991,600
Loss per share in EUR	(2.59)	(1.45)	(4.82)